Loan impairment provisions (Tables)	12 Months Ended
Dec. 31, 2023
Loan impairment provisions
Schedule of loan exposure and impairment metrics

	2023	2022
	£m	£m
Loans - amortised cost and FVOCI
Stage 1	348,586	325,224
Stage 2	37,891	46,833
Stage 3	5,563	5,096
Of which: individual	1,031	1,121
Of which: collective	4,532	3,975
	392,040	377,153
ECL provisions (1)
- Stage 1	709	632
- Stage 2	976	1,043
- Stage 3	1,960	1,759
Of which: individual	332	287
Of which: collective	1,628	1,472
	3,645	3,434
ECL provision coverage (2)
- Stage 1 (%)	0.20	0.19
- Stage 2 (%)	2.58	2.23
- Stage 3 (%)	35.23	34.52
	0.93	0.91
Continuing operations
Impairment (releases)/losses
ECL (release)/charge (3,4)	578	337
Stage 1	(397)	(290)
Stage 2	645	393
Stage 3	330	234
Of which: individual	89	54
Of which: collective	241	180
Amounts written off	319	482
Of which: individual	42	168
Of which: collective	277	314

(1)	Includes loans to customers and banks.
(2)	Includes £9 million (2022 - £3 million) related to assets classified as FVOCI and £0.1 billion (2022 - £0.1 billion) related to off-balance sheet exposures.
(3)

ECL provisions coverage is calculated as ECL provisions divided by loans – amortised cost and FVOCI. It is calculated on loans and total ECL provisions, including ECL for other (non-loan) assets and unutilised exposure. Some segments with a high proportion of debt securities or unutilised exposure may result in a not meaningful coverage ratio.

(4)

Includes a £16 million release (2022 - £3 million charge) related to other financial assets, of which £6 million charge (2022 - nil) related to assets classified as FVOCI; and £9 million release (2022 - £5 million release) related to contingent liabilities.

(5)

The table shows gross loans only and excludes amounts that are outside the scope of the ECL framework. Refer to Financial instruments within the scope of the IFRS 9 ECL framework for further details. Other financial assets within the scope of the IFRS 9 ECL framework were cash and balances at central banks totalling £103.1 billion (2022 – £143.3 billion) and debt securities of £50.1 billion (2022 – £29.9 billion).